Statement of changes in equity (Statement) - BRL (R$) R$ in Thousands	Total	Issued capital [member]	Reserves	Accumulated other comprehensive income [member]	Retained earnings [member]	Treasury shares [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]
Equity	R$ 3,324,215	R$ 3,216,455	R$ 150,709	R$ 25,991		R$ (117,521)	R$ 3,275,634	R$ 48,581
Profit / (loss) for the year	(40,437)	0			R$ (48,939)		(48,939)	8,502
Increase (decrease) through appropriation of retained earnings, equity	(45,146)		(94,085)		48,939		(45,146)
Dividends recognised as distributions to owners	(10,373)		3,122		0		3,122	7,251
Sale or issue of treasury shares	7,040		(74,119)			81,159	7,040
Net change in fair value - financial assets at FVOCI	(141,312)			(141,312)			(141,312)	0
Increase (decrease) through change in equity of subsidiaries, equity	33,998			0			0	33,998
Profit / (loss) for the year	(55,068)
Dividends recognised as distributions to owners	(19,680)
Other comprehensive income that may be reclassified subsequently to the income statement	(247,385)
Foreign exchange differences on the translation of foreign operations	0
Equity	3,127,985	3,216,455	(20,617)	(115,321)		(36,362)	3,044,155	83,830
Profit / (loss) for the year	(14,629)				(23,724)		(23,724)	9,095
Increase (decrease) through appropriation of retained earnings, equity	0		(23,724)		23,724	0	0
Dividends recognised as distributions to owners	(9,307)							9,307
Increase (decrease) through change in equity of subsidiaries, equity	5,488,170		1,566,887	0			1,566,887	3,921,283
Other comprehensive income that may be reclassified subsequently to the income statement	(106,073)		0	(31,518)	0		(31,518)	(74,555)
Purchase And Cancellation Of Treasury Shares	(36,362)		0				0	(36,362)
Equity	8,449,784	13	2,728,396	(72,284)		0	2,656,125	5,793,659
Profit / (loss) for the year	(14,079)				(11,090)		(11,090)	(2,989)
Increase (decrease) through appropriation of retained earnings, equity			(11,090)
Dividends recognised as distributions to owners	(75,898)		38,056		(11,090)		38,056	37,842
Net change in fair value - financial assets at FVOCI	(137,373)			(137,373)			(137,373)	0
Effects of corporate reorganization	(977,765)		5,283,314	(604,973)	0		4,678,341	(5,656,106)
Reflex reserve	(125,299)		(125,299)				(125,299)	0
Foreign exchange variation of subsidiary abroad	(19,595)		(19,595)				(19,595)	0
Other comprehensive income that may be reclassified subsequently to the income statement	(753,017)
Foreign exchange differences on the translation of foreign operations	(10,671)			10,671			10,671	0
Equity	7,089,104	13	7,817,670	(825,301)			6,992,382	96,722
Profit / (loss) for the year	352,260				302,343		302,343	49,917
Increase (decrease) through appropriation of retained earnings, equity			302,343		302,343
Constitution/Reversion of reserves	(23,600)		302,343		0			(23,600)
Dividends recognised as distributions to owners	(99,381)
Net change in fair value - financial assets at FVOCI	160,233			160,233			160,233
Expense from equity-settled share-based payment transactions	0		(16,409)	0		16,409	0	0
Reflex reserve	44,217		44,217				44,217
Foreign exchange variation of subsidiary abroad	1,327		(536)	21		0	(515)
Other comprehensive income that may be reclassified subsequently to the income statement	149,813
Foreign exchange differences on the translation of foreign operations	(22,604)			22,604			22,604
Gains and losses - Hedge	(12,163)			12,163			12,163
Equity	R$ 7,596,691	R$ 13	R$ 8,449,628	R$ (675,488)	R$ 604,686	R$ 0	R$ 7,471,810	R$ 124,881